Premises and equipment	12 Months Ended
Mar. 31, 2025
Premises and equipment
6. Premises and equipment
Premises and equipment at March 31, 2024 and 2025 consist of the following:

	2024	2025

	(in millions of yen)
Land	577,026	570,626
Buildings	684,476	741,887
Equipment and furniture	393,379	392,780
Leasehold improvements	217,762	212,741
Construction in progress	47,787	62,010
Software	1,452,645	1,581,741

Total	3,373,076	3,561,785
Less: Accumulated depreciation and amortization	1,658,590	1,748,107

Premises and equipment—net	1,714,485	1,813,678

Depreciation and amortization expense for premises and equipment for the fiscal years ended March 31, 2023, 2024 and 2025 was ¥231,291 million, ¥214,157 million and ¥229,606 million, respectively.
Depreciation and amortization expense related to software was reported in General and administrative expenses, and all other depreciation and amortization expense was reported in Occupancy expenses.
The amount of impairment losses on premises and equipment for the fiscal year ended March 31, 2023, 2024 and 2025 was not significant.